Note 3 - Investment Securities: Investments Classified by Contractual Maturity Date (Details) (USD $)	Dec. 31, 2012
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	$ 10,888,967
Held-to-maturity Securities, Debt Maturities, Next Twelve Months, Fair Value	11,200,698
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Amortized Cost Basis	1,494,184
Available-for-sale Securities, Debt Maturities, Next Twelve Months, Fair Value	1,504,148
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	31,229,374
Held-to-maturity Securities, Debt Maturities, Year Two Through Five, Fair Value	32,796,280
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Amortized Cost Basis	7,512,742
Available-for-sale Securities, Debt Maturities, Year Two Through Five, Fair Value	7,790,076
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	18,191,187
Held-to-maturity Securities, Debt Maturities, Year Six Through Ten, Fair Value	18,759,628
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Amortized Cost Basis	23,840,203
Available-for-sale Securities, Debt Maturities, Year Six Through Ten, Fair Value	24,686,954
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	27,913,222
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	28,297,087
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	390,070
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	425,100
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	88,222,750
Held-to-maturity Securities, Debt Maturities, Fair Value	91,053,693
Available-for-sale Securities, Debt Maturities, Amortized Cost Basis	33,237,199
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	$ 34,406,278